Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	$ (11,702,014)	$ (247,803)	$ 5,259,142
Realized gains on securities	263,953	201,664	457,236
Change in unrealized gains (losses) on open futures contracts	(1,794,572)	6,144,251	(29,941,761)
Change in unrealized gains (losses) on securities	(81,633)	52,176	(95,398)
Brokerage commissions	(518,051)	(556,264)	(612,323)
Net realized and unrealized gain (loss) on investments	(13,832,317)	5,594,024	(24,933,104)
Investment income
Interest income	17,467	23,450	36,217
MF Global Recovery (loss)		6,036,289	(7,817,523)
Investment income, total	17,467	6,059,739	(7,781,306)
Expenses
Management fees	1,707,147	2,001,297	2,301,655
Operating expenses	492,207	499,584	517,719
Support services fee	262,495	307,725	353,909
Servicing fees	105,051	128,057	165,840
Total expenses	2,566,900	2,936,663	3,339,123
Net investment income (Loss)	(2,549,433)	3,123,076	(11,120,429)
Net income (loss)	(16,381,750)	8,717,100	(36,053,533)
Total Index Series [Member]
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	(10,241,195)	(715,640)	6,048,457
Realized gains on securities	253,520	194,219	437,116
Change in unrealized gains (losses) on open futures contracts	(2,080,251)	6,373,625	(27,932,012)
Change in unrealized gains (losses) on securities	(77,256)	50,160	(92,490)
Brokerage commissions	(493,450)	(528,501)	(577,517)
Net realized and unrealized gain (loss) on investments	(12,638,632)	5,373,863	(22,116,446)
Investment income
Interest income	16,265	22,159	34,465
MF Global Recovery (loss)		5,688,660	(7,330,679)
Investment income, total	16,265	5,710,819	(7,296,214)
Expenses
Management fees	1,643,869	1,916,415	2,194,951
Operating expenses	437,194	446,137	466,268
Support services fee	252,766	294,673	337,502
Servicing fees	91,700	109,638	135,874
Total expenses	2,425,529	2,766,863	3,134,595
Net investment income (Loss)	(2,409,264)	2,943,956	(10,430,809)
Net income (loss)	(15,047,896)	8,317,819	(32,547,255)
Agricultural Sector Series [Member]
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	(1,460,819)	467,837	(789,315)
Realized gains on securities	10,433	7,445	20,120
Change in unrealized gains (losses) on open futures contracts	285,679	(229,374)	(2,009,749)
Change in unrealized gains (losses) on securities	(4,377)	2,016	(2,908)
Brokerage commissions	(24,601)	(27,763)	(34,806)
Net realized and unrealized gain (loss) on investments	(1,193,685)	220,161	(2,816,658)
Investment income
Interest income	1,202	1,291	1,752
MF Global Recovery (loss)		347,629	(486,844)
Investment income, total	1,202	348,920	(485,092)
Expenses
Management fees	63,278	84,882	106,704
Operating expenses	55,013	53,447	51,451
Support services fee	9,729	13,052	16,407
Servicing fees	13,351	18,419	29,966
Total expenses	141,371	169,800	204,528
Net investment income (Loss)	(140,169)	179,120	(689,620)
Net income (loss)	$ (1,333,854)	$ 399,281	$ (3,506,278)